Accounts Receivable, Net (Details) - Schedule of Accounts Receivable	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 51,478,092	$ 7,268,146	¥ 32,098,662
Allowance for credit losses related to accounts receivable	(10,196,104)	(1,439,579)	(1,185,328)
Total accounts receivable, net	¥ 41,281,988	$ 5,828,567	¥ 30,913,334